Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets

Intangible assets consisted of the following:

	Estimated	Amortization		Balance
At December 31 (Dollars in Millions)	Life (a)	Method (b)		2013	2012
Goodwill		(c	)	$9,205	$9,143
Merchant processing contracts	10 years/8 years	SL/AC		229	281
Core deposit benefits	22 years/5 years	SL/AC		135	176
Mortgage servicing rights		(c	)	2,680	1,700
Trust relationships	14 years/6 years	SL/AC		122	149
Other identified intangibles	9 years/5 years	SL/AC		363	400
Total				$12,734	$11,849

(a)	Estimated life represents the amortization period for assets subject to the straight line method and the weighted average or life of the underlying cash flows amortization period for intangibles subject to accelerated methods. If more than one amortization method is used for a category, the estimated life for each method is calculated and reported separately.

(b) Amortization methods:	SL = straight line method
AC= accelerated methods generally based on cash flows
(c)	Goodwill is evaluated for impairment, but not amortized. Mortgage servicing rights are recorded at fair value, and are not amortized.

Aggregate Amortization Expense

Aggregate amortization expense consisted of the following:

Year Ended December 31 (Dollars in Millions)	2013	2012	2011
Merchant processing contracts	$64	$74	$90
Core deposit benefits	41	60	81
Trust relationships	34	39	35
Other identified intangibles	84	101	93
Total	$223	$274	$299

Estimated Amortization Expense	The estimated amortization expense for the next five years is as follows:

(Dollars in Millions)
2014	$184
2015	148
2016	119
2017	98
2018	78

Changes in Carrying Value of Goodwill

The following table reflects the changes in the carrying value of goodwill for the years ended December 31, 2013, 2012 and 2011:

(Dollars in Millions)	Wholesale Banking and Commercial Real Estate	Consumer and Small Business Banking	Wealth Management and Securities Services	Payment Services	Treasury and Corporate Support	Consolidated Company
Balance at December 31, 2010	$1,605	$3,535	$1,463	$2,351	$–	$8,954
Other (a)	–	(21)	–	(6)	–	(27)
Balance at December 31, 2011	$1,605	$3,514	$1,463	$2,345	$–	$8,927
Goodwill acquired	–	–	65	143	–	208
Other (a)	–	–	–	8	–	8
Balance at December 31, 2012	$1,605	$3,514	$1,528	$2,496	$–	$9,143
Goodwill acquired	–	–	37	20	–	57
Other (a)	–	–	–	5	–	5
Balance at December 31, 2013	$1,605	$3,514	$1,565	$2,521	$–	$9,205

(a)	Other changes in goodwill include a reclassification from goodwill to covered loans related to an FDIC-assisted acquisition for Consumer and Small Business Banking and the effect of foreign exchange translation for Payment Services.